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JOHN HANCOCK FINANCIAL SERVICES                      [JOHN HANCOCK COMPANY LOGO]

U.S. Wealth Management

601 Congress Street
Boston, MA 02210-2805
(617) 663-3000
Fax: (617) 663-2197
E-Mail: abergman@jhancock.com


September 15, 2006


U.S. Securities and Exchange Commission
Office of Insurance Products
450 Fifth Street, N.W.
Washington, D.C. 20549-0506

Re: John Hancock Life Insurance Company (U.S.A) Separate Account H Registration Statement on Form N-4
      File No:  333-70728

Dear Sirs:

      On behalf of John Hancock Life Insurance Company (U.S.A.) Separate Account H, a separate account of John Hancock Life Insurance Company (U.S.A) (the "Company") we transmit for filing via EDGAR a Post Effective Amendment under Rule 485(a) of the Investment Company Act of 1933 (the "Act"). This filing supercedes a prior Post Effective Amendment which was filed with the Commission under 333-70728 on July 20, 2006 (Accession #: 0000950135-06-004368). In
addition a request for template review has been submitted under separate cover.

Request for Acceleration

As required under by Rule 461(a) of the Act, the registrant hereby requests acceleration of the effective date to October 16, 2006, and hereby certifies that the registrant and principal underwriter are aware of their obligations under the Act.

Please direct any comments and questions regarding the registration statement to the undersigned at (617) 663-2184.

                                                     Sincerely,


                                                     /s/Arnold R. Bergman

                                                     Arnold R. Bergman
                                                     Chief Counsel, Annuities



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